ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of September 30, 2025 and 2024:

	As of September 30,
	2025	2024
Accounts receivable, gross	$31,345,417	$29,974,474
Less: allowance for doubtful accounts	(8,256,737)	(7,580,664)
Accounts receivable, net	$23,088,679	$22,393,810

The Company recorded $1,757,042 and $682,496 bad debt expense during the year ended September 30, 2025 and 2024, respectively. During the years ended September 30, 2025 and 2024, there was bad-debt write-off recorded by the Company with amount of $1,019,711 and $nil, respectively.

Changes of allowance for doubtful accounts for the years ended September 30, 2025 and 2024 are as follow:

	As of September 30,
	2025	2024
Beginning balance	$7,580,664	$6,617,485
Additional reserve through bad debt expense	1,731,539	700,653
Bad-debt write off	(1,019,711)	—
Exchange difference	(35,755)	262,526
Ending balance	$8,256,737	$7,580,664